Income Tax Expense (Details) - Schedule of reconciliation of statutory income tax rate to the effective income tax rate	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of statutory income tax rate to the effective income tax rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
(Decrease)/increase in effective income tax rate resulting from:
Effect of tax-free income	(10.63%)	(8.02%)	(0.06%)
Effect of non-deductible share option expense	5.00%	9.54%	0.55%
Effect of differential tax rates for non-PRC entities	3.05%	(0.49%)	(0.06%)
Effect of non-deductible expenses	2.56%	0.29%	0.09%
Effect of zero tax rate in foreign countries	0.05%	0.44%	0.15%
Changes in valuation allowance	5.14%	2.49%	0.11%
Others	0.29%	0.16%	0.07%
Effective income tax rate	30.46%	29.41%	25.85%